Segment information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 1,518,907	$ 1,298,871	$ 1,347,724
Cost of revenue	(1,198,715)	(973,180)	(1,075,747)
Initial recognition and changes in fair value of biological assets and agricultural produce	143,081	87,858	215,941
Changes in net realizable value of agricultural produce after harvest	(28,437)	1,838	(22,293)
Margin on manufacturing and agricultural activities before operating expenses	434,836	415,387	465,625
General and administrative expenses	(103,880)	(70,320)	(84,287)
Selling expenses	(153,482)	(129,092)	(143,515)
Other operating income, net	4,824	25,590	1,870
Bargain purchase gain on acquisition	0	0	10,107
Profit from operations	182,298	241,565	249,800
Depreciation and amortization	(226,157)	(200,018)	(191,040)
Net (loss) gain from Fair value adjustment of investment property	(23,375)	10,620	(2,961)
Impairment of assets destroyed by fire	(14,259)	0	0
Right of use assets	373,846	406,713	360,181
Investment property	33,542	33,364	33,330
Biological assets	293,945	228,037	266,444
Current finished goods	188,154	179,611	152,716	$ 138,254
Borrowings	779,556	904,949	1,007,752
Leases Liabilities	342,030	378,510	337,980
Tax credits recognized	19,486	0	0
Income from government grants	8,100
Exclusion of ICMS from the calculation base for PIS and COFINS
Disclosure of operating segments [line items]
Tax credits recognized	11,300
Operating segments
Disclosure of operating segments [line items]
Revenue	1,476,378	1,442,441	1,351,707
Cost of revenue	(1,162,785)	(1,081,208)	(1,078,737)
Initial recognition and changes in fair value of biological assets and agricultural produce	129,832	101,172	214,188
Changes in net realizable value of agricultural produce after harvest	(25,840)	2,574	(22,429)
Margin on manufacturing and agricultural activities before operating expenses	417,585	464,979	464,729
General and administrative expenses	(98,047)	(89,551)	(84,507)
Selling expenses	(148,757)	(150,805)	(144,031)
Other operating income, net	8,325	31,502	2,693
Bargain purchase gain on acquisition			10,070
Profit from operations	179,106	256,125	248,954
Depreciation and amortization	(223,244)	(211,575)	(191,205)
Net (loss) gain from Fair value adjustment of investment property	(18,725)	11,375	(2,764)
Reverse of revaluation surplus derived from the disposals of assets before taxes	9,024	(20,245)
Impairment of assets destroyed by fire	(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(25,558)	(24,879)	38,354
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	155,390	126,051	175,834
Changes in net realizable value of agricultural produce after harvest (unrealized)	(7,327)	2,599	72
Changes in net realizable value of agricultural produce after harvest (realized)	(18,513)	(25)	(22,501)
Farmlands and farmland improvements, net	692,153	705,847
Machinery, equipment and other fixed assets, net	501,938	447,065
Bearer plants	327,570	375,842
Work in progress	26,928	20,811
Right of use assets	373,846	406,713
Investment property	33,542	33,364
Goodwill	20,242	14,309
Biological assets	293,945	228,037
Current finished goods	188,154	179,611
Raw materials, stocks held by third parties and others	101,510	76,440
Total segment assets	2,559,828	2,488,039
Borrowings	779,556	904,949
Leases Liabilities	342,030	378,510
Total segment liabilities	1,121,586	1,283,459
Corporate
Disclosure of operating segments [line items]
Revenue		0	0
Cost of revenue		0	0
Initial recognition and changes in fair value of biological assets and agricultural produce		0	0
Changes in net realizable value of agricultural produce after harvest		0	0
Margin on manufacturing and agricultural activities before operating expenses		0	0
General and administrative expenses		(23,061)	(23,413)
Selling expenses		(305)	(257)
Other operating income, net		(309)	(136)
Bargain purchase gain on acquisition			0
Profit from operations		(23,675)	(23,806)
Depreciation and amortization		(1,275)	22
Net (loss) gain from Fair value adjustment of investment property		0	0
Reverse of revaluation surplus derived from the disposals of assets before taxes		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)		0	0
Changes in net realizable value of agricultural produce after harvest (realized)		0	0
Farmlands and farmland improvements, net		0
Machinery, equipment and other fixed assets, net		0
Bearer plants		0
Work in progress		0
Right of use assets		580
Investment property		0
Goodwill		0
Biological assets		0
Current finished goods		0
Raw materials, stocks held by third parties and others		0
Total segment assets		580
Borrowings		180,080
Leases Liabilities		399
Total segment liabilities		180,479
Farming | Crops
Disclosure of operating segments [line items]
Revenue	249,196	166,253	277,751
Cost of revenue	(226,333)	(143,879)	(255,595)
Initial recognition and changes in fair value of biological assets and agricultural produce	33,050	(10,327)	64,061
Changes in net realizable value of agricultural produce after harvest	(22,436)	1,994	(21,359)
Margin on manufacturing and agricultural activities before operating expenses	33,477	14,041	64,858
General and administrative expenses	(20,139)	(9,913)	(13,310)
Selling expenses	(18,300)	(16,114)	(31,682)
Other operating income, net	(5,052)	15,285	(341)
Bargain purchase gain on acquisition			0
Profit from operations	(10,014)	3,299	19,525
Depreciation and amortization	(6,399)	(5,421)	(7,978)
Net (loss) gain from Fair value adjustment of investment property	(638)	9,549	(2,342)
Impairment of assets destroyed by fire	(14,259)
Biological assets	79,363	55,545	72,843
Farming | Rice
Disclosure of operating segments [line items]
Revenue	260,440	230,192	204,201
Cost of revenue	(218,295)	(170,258)	(160,426)
Initial recognition and changes in fair value of biological assets and agricultural produce	53,436	(4,301)	16,557
Changes in net realizable value of agricultural produce after harvest	(6,555)	0	0
Margin on manufacturing and agricultural activities before operating expenses	89,026	55,633	60,332
General and administrative expenses	(18,280)	(11,273)	(15,314)
Selling expenses	(32,506)	(26,449)	(34,436)
Other operating income, net	(18,340)	7,218	(544)
Bargain purchase gain on acquisition			10,107
Profit from operations	19,900	25,129	20,145
Depreciation and amortization	(15,855)	(10,812)	(12,117)
Net (loss) gain from Fair value adjustment of investment property	(22,737)	1,071	(619)
Impairment of assets destroyed by fire	0
Biological assets	102,098	32,843	54,125
Farming | Dairy
Disclosure of operating segments [line items]
Revenue	301,317	180,119	235,012
Cost of revenue	(255,247)	(154,473)	(203,885)
Initial recognition and changes in fair value of biological assets and agricultural produce	15,429	8,050	27,257
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	61,499	33,696	58,384
General and administrative expenses	(12,687)	(6,955)	(10,197)
Selling expenses	(29,593)	(17,176)	(26,974)
Other operating income, net	4,614	912	(11)
Bargain purchase gain on acquisition			0
Profit from operations	23,833	10,477	21,202
Depreciation and amortization	(13,247)	(7,061)	(10,018)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Impairment of assets destroyed by fire	0
Biological assets	42,864	23,191	30,045
Farming | Operating segments
Disclosure of operating segments [line items]
Revenue	768,424	720,134	720,947
Cost of revenue	(663,945)	(576,638)	(622,896)
Initial recognition and changes in fair value of biological assets and agricultural produce	88,666	6,736	106,122
Changes in net realizable value of agricultural produce after harvest	(26,394)	2,730	(21,495)
Margin on manufacturing and agricultural activities before operating expenses	166,751	152,962	182,678
General and administrative expenses	(47,416)	(40,899)	(39,177)
Selling expenses	(75,689)	(81,345)	(93,609)
Other operating income, net	(15,272)	29,348	(52)
Bargain purchase gain on acquisition			10,070
Profit from operations	28,374	60,066	59,910
Depreciation and amortization	(32,715)	(34,397)	(30,307)
Net (loss) gain from Fair value adjustment of investment property	(18,725)	11,375	(2,764)
Reverse of revaluation surplus derived from the disposals of assets before taxes	9,024	(20,245)
Impairment of assets destroyed by fire	(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(1,621)	(9,486)	3,122
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	90,287	16,222	103,000
Changes in net realizable value of agricultural produce after harvest (unrealized)	(7,327)	2,599	72
Changes in net realizable value of agricultural produce after harvest (realized)	(19,067)	131	(21,567)
Farmlands and farmland improvements, net	611,796	627,525
Machinery, equipment and other fixed assets, net	298,259	182,504
Bearer plants	1,292	753
Work in progress	10,753	5,885
Right of use assets	36,558	28,713
Investment property	33,542	33,364
Goodwill	16,716	9,799
Biological assets	224,325	111,579
Current finished goods	93,521	52,640
Raw materials, stocks held by third parties and others	79,645	54,586
Total segment assets	1,406,407	1,107,348
Borrowings	121,042	120,042
Leases Liabilities	30,472	25,873
Total segment liabilities	151,514	145,915
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Revenue	236,128	216,912	280,329
Cost of revenue	(213,909)	(188,954)	(257,925)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,347	(4,862)	62,567
Changes in net realizable value of agricultural produce after harvest	(19,780)	2,730	(21,495)
Margin on manufacturing and agricultural activities before operating expenses	30,786	25,826	63,476
General and administrative expenses	(18,622)	(14,779)	(13,312)
Selling expenses	(17,240)	(22,450)	(31,894)
Other operating income, net	(5,304)	20,006	463
Bargain purchase gain on acquisition			0
Profit from operations	(10,380)	8,603	18,733
Depreciation and amortization	(5,698)	(8,330)	(8,017)
Net (loss) gain from Fair value adjustment of investment property	(588)	10,199	(2,184)
Reverse of revaluation surplus derived from the disposals of assets before taxes	9,024	(20,245)
Impairment of assets destroyed by fire	(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	10,197	4,171	2,071
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	18,150	(9,033)	60,496
Changes in net realizable value of agricultural produce after harvest (unrealized)	(775)	2,599	72
Changes in net realizable value of agricultural produce after harvest (realized)	(19,005)	131	(21,567)
Farmlands and farmland improvements, net	432,826	447,772
Machinery, equipment and other fixed assets, net	41,770	24,250
Bearer plants	1,292	753
Work in progress	468	10
Right of use assets	20,850	13,608
Investment property	28,193	29,192
Goodwill	10,397	6,095
Biological assets	79,363	55,545
Current finished goods	40,345	33,407
Raw materials, stocks held by third parties and others	44,809	26,779
Total segment assets	700,313	637,411
Borrowings	36,573	30,326
Leases Liabilities	17,385	12,341
Total segment liabilities	53,958	42,667
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Revenue	248,198	256,347	204,396
Cost of revenue	(208,266)	(178,322)	(160,047)
Initial recognition and changes in fair value of biological assets and agricultural produce	45,780	(2,488)	16,032
Changes in net realizable value of agricultural produce after harvest	(6,614)	0	0
Margin on manufacturing and agricultural activities before operating expenses	79,098	75,537	60,381
General and administrative expenses	(17,025)	(15,709)	(15,487)
Selling expenses	(30,771)	(33,407)	(34,665)
Other operating income, net	(14,052)	7,470	(507)
Bargain purchase gain on acquisition			10,070
Profit from operations	17,250	33,891	19,792
Depreciation and amortization	(14,798)	(15,154)	(12,215)
Net (loss) gain from Fair value adjustment of investment property	(18,137)	1,176	(580)
Reverse of revaluation surplus derived from the disposals of assets before taxes	0	0
Impairment of assets destroyed by fire	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	18,669	(1,002)	3,327
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	27,111	(1,486)	12,705
Changes in net realizable value of agricultural produce after harvest (unrealized)	(6,552)	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	(62)	0	0
Farmlands and farmland improvements, net	176,516	178,291
Machinery, equipment and other fixed assets, net	112,849	71,584
Bearer plants	0	0
Work in progress	6,276	291
Right of use assets	15,234	15,076
Investment property	5,349	4,172
Goodwill	6,319	3,704
Biological assets	102,098	32,843
Current finished goods	32,623	9,306
Raw materials, stocks held by third parties and others	18,446	16,577
Total segment assets	475,710	331,844
Borrowings	15,270	32,340
Leases Liabilities	12,549	13,475
Total segment liabilities	27,819	45,815
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Revenue	284,098	246,875	236,222
Cost of revenue	(241,770)	(209,362)	(204,924)
Initial recognition and changes in fair value of biological assets and agricultural produce	14,539	14,086	27,523
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	56,867	51,599	58,821
General and administrative expenses	(11,769)	(10,411)	(10,378)
Selling expenses	(27,678)	(25,488)	(27,050)
Other operating income, net	4,084	1,872	(8)
Bargain purchase gain on acquisition			0
Profit from operations	21,504	17,572	21,385
Depreciation and amortization	(12,219)	(10,913)	(10,075)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0	0
Impairment of assets destroyed by fire	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(30,487)	(12,655)	(2,276)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	45,026	26,741	29,799
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	2,454	1,462
Machinery, equipment and other fixed assets, net	143,640	86,670
Bearer plants	0	0
Work in progress	4,009	5,584
Right of use assets	474	29
Investment property	0	0
Goodwill	0	0
Biological assets	42,864	23,191
Current finished goods	20,553	9,927
Raw materials, stocks held by third parties and others	16,390	11,230
Total segment assets	230,384	138,093
Borrowings	69,199	57,376
Leases Liabilities	538	57
Total segment liabilities	69,737	57,433
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of revenue	(498,840)	(504,570)	(455,841)
Biological assets	69,620	116,458	109,431
Current finished goods	94,633	126,971	88,693	$ 80,857
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Revenue	707,954	722,307	630,760
Cost of revenue	(498,840)	(504,570)	(455,841)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,166	94,436	108,066
Changes in net realizable value of agricultural produce after harvest	554	(156)	(934)
Margin on manufacturing and agricultural activities before operating expenses	250,834	312,017	282,051
General and administrative expenses	(25,179)	(25,591)	(21,917)
Selling expenses	(73,804)	(69,155)	(50,165)
Other operating income, net	23,303	2,463	2,881
Bargain purchase gain on acquisition			0
Profit from operations	175,154	219,734	212,850
Depreciation and amortization	(189,006)	(175,903)	(160,920)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0	0
Impairment of assets destroyed by fire	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(23,937)	(15,393)	35,232
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	65,103	109,829	72,834
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	554	(156)	(934)
Farmlands and farmland improvements, net	80,357	78,322
Machinery, equipment and other fixed assets, net	203,679	264,561
Bearer plants	326,278	375,089
Work in progress	16,175	14,926
Right of use assets	336,521	377,420
Investment property	0	0
Goodwill	3,526	4,510
Biological assets	69,620	116,458
Current finished goods	94,633	126,971
Raw materials, stocks held by third parties and others	21,865	21,854
Total segment assets	1,152,654	1,380,111
Borrowings	532,230	604,827
Leases Liabilities	310,769	352,238
Total segment liabilities	842,999	957,065
Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(27,595)	(16,588)	(23,549)
Selling expenses	721	(198)	(258)
Other operating income, net	299	(288)	(115)
Bargain purchase gain on acquisition			0
Profit from operations	(26,575)	(17,074)	(23,922)
Depreciation and amortization	(1,650)	(821)	(7)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Impairment of assets destroyed by fire	0
Corporate | Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(25,452)	(23,061)	(23,413)
Selling expenses	736	(305)	(257)
Other operating income, net	294	(309)	(136)
Bargain purchase gain on acquisition			0
Profit from operations	(24,422)	(23,675)	(23,806)
Depreciation and amortization	(1,523)	(1,275)	22
Net (loss) gain from Fair value adjustment of investment property	0	$ 0	$ 0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0
Impairment of assets destroyed by fire	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0
Changes in net realizable value of agricultural produce after harvest (realized)	0
Farmlands and farmland improvements, net	0
Machinery, equipment and other fixed assets, net	0
Bearer plants	0
Work in progress	0
Right of use assets	767
Investment property	0
Goodwill	0
Biological assets	0
Current finished goods	0
Raw materials, stocks held by third parties and others	0
Total segment assets	767
Borrowings	126,284
Leases Liabilities	789
Total segment liabilities	$ 127,073